Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	$ 497	$ 45	$ 428
Amortization of prior service cost (credit)	(858)	(860)	(959)
Reclassification to income of prior service credit	0	0	26
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	512	575	583
Prior service (cost) credit	128	1	45
Amortization of prior service cost (credit)	(65)	(64)	(58)
Reclassification to income of prior service credit	0	0	5
Total recognized in other comprehensive (income) loss	63	(63)	(8)
Balance at end of year	575	512	575
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	5,510	6,257	6,812
Prior service (cost) credit	372	45	383
Amortization of prior service cost (credit)	(793)	(792)	(898)
Reclassification to income of prior service credit	0	0	(40)
Total recognized in other comprehensive (income) loss	(421)	(747)	(555)
Balance at end of year	5,089	5,510	6,257
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	1	(1)	(11)
Amortization of prior service cost (credit)	(1)	1	(1)
Total recognized in other comprehensive (income) loss	$ 0	$ 0	$ (12)